Consolidated Statements of Shareholders Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Series B Preferred Shares [Member] USD ($)	Series C Preferred Shares [Member] USD ($)	Class A common shares [Member]	Class C common shares [Member]	Series A Preferred Shares [Member]	Series B Preferred Shares [Member]	Series C Preferred Shares [Member]	Series D Preferred Shares [Member]	Common shares [Member] USD ($)	Preferred shares [Member] USD ($)	Treasury shares USD ($)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Series B Preferred Shares [Member] USD ($)	Additional paid-in capital [Member] Series C Preferred Shares [Member] USD ($)	Deficit [Member] USD ($)	Deficit [Member] Series B Preferred Shares [Member] USD ($)	Deficit [Member] Series C Preferred Shares [Member] USD ($)	Accumulated other comprehensive loss [Member] USD ($)
Balance at Dec. 31, 2009	$ 1,059,566									$ 677	$ 2		$ 1,489,936			$ (349,802)			$ (81,247)
Balance, shares at Dec. 31, 2009				67,734,811	100	200,000
Preferred shares issued	26,000										3		25,997
Preferred shares issued, shares							260,000
Fees and expenses in connection with issuance of preferred shares	(104)												(104)
Shares issued through dividend reinvestment program (note 12), shares				708,325
Shares issued through dividend reinvestment program (note 12)	7,700									7			7,693
Share-based compensation expense (note 14):
Restricted class A common shares and phantom share units issued	2,670									2			2,668
Restricted class A common shares and phantom share units issued, shares				158,104
Net earnings (loss)	(87,747)															(87,747)
Other comprehensive income	13,086																		13,086
Dividends on class A common shares	(30,658)															(30,658)
Dividends on preferred shares	(777)												632			(1,409)
Balance at Dec. 31, 2010	989,736									686	5		1,526,822			(469,616)			(68,161)
Balance, shares at Dec. 31, 2010				68,601,240	100	200,000	260,000
Redemption of Series B preferred shares (note 12)	(24,600)										(3)		(27,470)			2,873
Redemption of Series B preferred shares (note 12), shares							(260,000)
Preferred shares issued	350,000										140		349,860
Preferred shares issued, shares								14,000,000
Fees and expenses in connection with issuance of preferred shares	(9,750)												(9,750)
Shares issued through dividend reinvestment program (note 12), shares				975,620
Premium on issuance of Series C preferred Shares	4,289												4,289
Shares issued through dividend reinvestment program (note 12)	13,039									10			13,029
Share-based compensation expense (note 14):
Restricted class A common shares and phantom share units issued	2,528												2,528
Restricted class A common shares and phantom share units issued, shares				43,200
Net earnings (loss)	(83,400)															(83,400)
Other comprehensive income	12,175																		12,175
Dividends on class A common shares	(47,414)															(47,414)
Dividends on preferred shares		(972)	(22,206)											841			(1,813)	(22,206)
Amortization of Series C issuance costs															830			(830)
Balance at Dec. 31, 2011	1,183,425									696	142		1,860,979			(622,406)			(55,986)
Balance, shares at Dec. 31, 2011				69,620,060	100	200,000		14,000,000
Redemption of Series B preferred shares (note 12)		(24,600)
Preferred shares issued	77,625										31		77,594
Preferred shares issued, shares									3,105,000
Fees and expenses in connection with issuance of preferred shares	(2,929)												(2,929)
Shares issued through dividend reinvestment program (note 12), shares				474,249
Shares issued through dividend reinvestment program (note 12)	7,168									5			7,163
Share-based compensation expense (note 14):
Restricted class A common shares and phantom share units issued	4,028									3			4,025
Restricted class A common shares and phantom share units issued, shares				194,714
Other share-based compensation	839												839
Net earnings (loss)	121,305															121,305
Other comprehensive income	9,146																		9,146
Dividends on class A common shares	(58,940)															(58,940)
Shares repurchased, including related expenses	(172,812)									(114)			(172,698)
Shares repurchased, including related expenses, shares				(11,448,101)
Shares issued and retired on acquisition (note 3)	83,275									42			83,233
Shares issued and retired on acquisition (note 3), shares				4,220,728	(100)
Treasury shares, value	(313)									(1)		(312)
Treasury shares				(19,433)
Dividends on preferred shares	(33,250)															(33,250)
Amortization of Series C issuance costs															862			(862)
Balance at Dec. 31, 2012	$ 1,218,567									$ 631	$ 173	$ (312)	$ 1,859,068			$ (594,153)			$ (46,840)
Balance, shares at Dec. 31, 2012				63,042,217		200,000		14,000,000	3,105,000